Other accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses

	December 31, 2021	December 31, 2020
Governmental institution	$2,372	$2,192
Employees and related expenses	29,725	28,098
Income tax payable	8,235	6,610
Accrued expenses	12,800	11,037
Phantom option units liability	—	538
Advances from customers	695	559
Other	217	78
	$54,044	$49,112